Digital assets (Details Narrative) - CAD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Nov. 01, 2022	Apr. 30, 2021	Jan. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Digital Assets [Line Items]
Digital assets, carrrying value				$ 0	$ 1,718
Digital assets [member]
Disclosure Of Digital Assets [Line Items]
Decrease through disposals of financial assets	$ 625			(625)	0
Digital assets, carrrying value				$ 0	$ 1,718	$ 0
Bitcoin (BTC) [member]
Disclosure Of Digital Assets [Line Items]
Purchase of digital asset			$ 750
Ethereum (ETH) [member]
Disclosure Of Digital Assets [Line Items]
Purchase of digital asset		$ 500